UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments

PRUDENTIAL’S GIBRALTAR FUND, INC.

Schedule of Investments

as of March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 9.1%
Boeing Co. (The)	38,287	$3,286,939
Precision Castparts Corp.	24,566	4,658,205
United Technologies Corp.	50,739	4,740,545

		12,685,689

Biotechnology — 3.8%
Gilead Sciences, Inc.*	61,302	2,999,507
Vertex Pharmaceuticals, Inc.*	41,401	2,276,227

		5,275,734

Capital Markets — 4.0%
Goldman Sachs Group, Inc. (The)	23,794	3,501,287
Morgan Stanley	96,709	2,125,664

		5,626,951

Chemicals — 2.6%
Monsanto Co.	34,838	3,679,938

Computers & Peripherals — 7.0%
Apple, Inc.	14,814	6,557,121
EMC Corp.*	136,616	3,263,756

		9,820,877

Diversified Financial Services — 2.4%
JPMorgan Chase & Co.	71,719	3,403,784

Energy Equipment & Services — 1.0%
Schlumberger Ltd.	19,549	1,464,025

Food & Staples Retailing — 5.3%
Costco Wholesale Corp.	37,911	4,022,736
Whole Foods Market, Inc.	38,877	3,372,580

		7,395,316

Food Products — 1.7%
Kraft Foods Group, Inc.	15,585	803,095
Mondelez International, Inc. (Class A Stock)	51,772	1,584,741

		2,387,836

Healthcare Providers & Services — 4.0%
Express Scripts Holding Co.*	48,764	2,811,245
UnitedHealth Group, Inc.	48,269	2,761,469

		5,572,714

Hotels, Restaurants & Leisure — 1.8%
Yum! Brands, Inc.	34,955	2,514,663

Internet & Catalog Retail — 3.9%
Amazon.com, Inc.*	20,196	5,382,032

Internet Software & Services — 9.0%
eBay, Inc.*	28,663	1,554,108
Facebook, Inc. (Class A Stock)*	34,374	879,287
Google, Inc. (Class A Stock)*	10,020	7,956,181
Rackspace Hosting, Inc.*	44,590	2,250,903

		12,640,479

IT Services — 8.4%
International Business Machines Corp.	20,093	4,285,837
MasterCard, Inc. (Class A Stock)	8,271	4,475,686
Visa, Inc. (Class A Stock)	17,305	2,939,081

		11,700,604

Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	64,534	2,708,492

Media — 2.2%
Walt Disney Co. (The)	54,905	3,118,604

Oil, Gas & Consumable Fuels — 4.4%
Anadarko Petroleum Corp.	28,217	2,467,576
Concho Resources, Inc.*	36,204	3,527,356
EOG Resources, Inc.	1,702	217,975

		6,212,907

Pharmaceuticals — 4.2%
Novo Nordisk A/S (Denmark), ADR	21,046	3,398,929
Shire PLC (Ireland), ADR	26,299	2,402,677

		5,801,606

Road & Rail — 4.7%
Canadian Pacific Railway Ltd.	26,116	3,407,355
Union Pacific Corp.	22,505	3,204,937

		6,612,292

Semiconductors & Semiconductor Equipment — 3.8%
Altera Corp.	65,141	2,310,551
Maxim Integrated Products, Inc.	90,485	2,954,335

		5,264,886

Software — 3.0%
Intuit, Inc.	26,604	1,746,553
Red Hat, Inc.*	47,727	2,413,077

		4,159,630

Specialty Retail — 1.3%
TJX Cos., Inc. (The)	37,327	1,745,037

Textiles, Apparel & Luxury Goods — 7.1%
NIKE, Inc. (Class B Stock)	124,688	7,357,839
Ralph Lauren Corp.	15,385	2,604,834

		9,962,673

Wireless Telecommunication Services — 3.0%
Crown Castle International Corp.*	60,279	4,197,829

TOTAL LONG-TERM INVESTMENTS (cost $87,663,639)		139,334,598

SHORT-TERM INVESTMENT — 0.3%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $387,121)(a)	387,121	387,121

TOTAL INVESTMENTS — 99.9% (cost $88,050,760)(b)		139,721,719
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		80,191

NET ASSETS — 100.0%		$139,801,910

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$88,367,472	$51,952,727	$(598,480)	$51,354,247

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$139,334,598	$—	$—
Affiliated Money Market Mutual Fund	387,121	—	—

Total	$139,721,719	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 10% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as a private placements, are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date May 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 22, 2013

*	Print the name and title of each signing officer under his or her signature.